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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the quarter ended September 30, 2006. This one series has a June 30 fiscal year end.

Date of reporting period:           September 30, 2006

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.1%
FIXED-RATE 0.5%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$1,427,603	$1,443,023
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,359,066	1,398,544
Ser. 2480, Class EH, 6.00%, 11/15/2031	430,496	429,893
Ser. 2802, Class IN, IO, 5.00%, 04/15/2020	5,159,699	113,771
Ser. 2912, Class MI, IO, 5.50%, 12/15/2020	4,415,857	145,856

		3,531,087

FLOATING-RATE 0.6%
FHLMC:
Ser. 1476, Class F, 4.93%, 02/15/2008	17,590	17,557
Ser. 1607, Class FA, 4.73%, 10/15/2013	14,354	14,124
Ser. 1625, Class FC, 5.08%, 12/15/2008	84,479	83,841
Ser. 2431, Class F, 5.83%, 03/15/2032	3,884	4,002
Ser. 2826, Class SC, 4.34%, 06/15/2034	542,186	548,058
Ser. T-62, Class 1A1, 5.63%, 10/25/2044	3,070,263	3,091,294
FNMA, Ser. 1993-179, Class FB, 5.53%, 10/25/2023	177,671	179,590

		3,938,466

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,642,842)		7,469,553

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 6.5%
FIXED-RATE 2.7%
FHLMC 30 year, 7.00%, TBA #	10,300,000	10,580,036
FNMA:
7.00%, 08/01/2033 ƒ	643,560	664,251
7.00%, 09/01/2033 - 11/01/2033	2,958,428	3,053,541
7.50%, 01/01/2031 - 08/01/2033	2,879,981	2,993,937
8.00%, 12/01/2008	4,258	4,275
GNMA:
5.625%, 01/20/2019	223,298	230,423
7.50%, 03/15/2007 - 04/15/2007	19,013	19,047

		17,545,510

FLOATING-RATE 3.8%
FHLMC:
5.27%, 12/01/2033	5,494,247	5,604,736
5.34%, 10/01/2020 µ	956,988	974,616
6.57%, 06/01/2036 µ	14,571,399	14,879,147
6.85%, 04/01/2032	1,865,486	1,924,380
FNMA:
5.49%, 03/01/2035	1,268,165	1,321,872
5.62%, 01/01/2018	6,036	6,076

		24,710,827

Total Agency Mortgage-Backed Pass Through Securities (cost $42,434,788)		42,256,337

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.3%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,601,931	1,685,312
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	63,630	65,706
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	1,023,118	1,069,087
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	6,318,974	6,457,549
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	620,981	641,037
Ser. 2005-S001, Class 1B2, 6.18%, 09/25/2035	1,999,627	2,027,722
Ser. 2005-S001, Class 1B3, 6.53%, 09/25/2035	2,999,441	2,976,735

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $15,035,374)		14,923,148

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 16.0%
Acacia CDO, Ltd.:
Ser. 8A, Class C, FRN, 6.65%, 08/10/2045 144A	$4,000,000	$4,004,200
Ser. 10A, Class C, FRN, 6.79%, 09/07/2046 144A ##	10,000,000	10,023,400
Ser. 10A, Class D, FRN, 8.49%, 09/07/2046 144A	5,000,000	5,017,550
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033	11,050,000	10,912,668
C-Bass, Ltd.:
Ser. 11A, Class D, FRN, 8.09%, 09/15/2039 144A	3,862,500	3,909,352
Ser. 13A, Class C, FRN, 6.47%, 03/17/2040 144A	1,500,000	1,504,740
Ser. 13A, Class D, FRN, 7.74%, 03/17/2040 144A	3,720,000	3,733,355
Ser. 15A, Class C, FRN, 6.67%, 02/16/2041 144A	4,500,000	4,521,690
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	188,871	189,279
Legg Mason Real Estate CDO, Ltd., Ser. 2006-1A:
Class E, FRN, 6.16%, 03/25/2038 144A	1,299,000	1,311,262
Class F1, FRN, 6.73%, 03/25/2038 144A	6,970,000	7,064,792
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1:
Class N1, 5.19%, 06/25/2045 144A	77,177	77,139
Class N2, 7.39%, 06/25/2046 144A	7,000,000	7,017,150
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	2,000,000	2,021,700
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A:
Class A2, FRN, 6.04%, 07/07/2040 144A	4,749,314	4,786,263
Class A3, FRN, 6.84%, 05/24/2035 144A	9,023,696	9,047,609
Ser. 2005-2A, Class A3, FRN, 6.98%, 11/05/2040 144A	8,892,045	8,916,854
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026	168,450	168,721
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%, 08/25/2036 144A	7,489,197	7,487,325
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 7.04%, 01/25/2035 144A µ	12,000,000	12,194,040

Total Asset-Backed Securities (cost $103,265,531)		103,909,089

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.5%
FIXED-RATE 2.6%
GS Mtge. Securities Corp., Ser. 2006-NIM3, Class N1, 6.41%, 06/25/2046 144A	9,156,378	9,145,848
PaineWebber Mtge. Acceptance Corp., Ser. 1996-M1, Class E, 7.66%, 01/02/2012 144A	7,550,000	7,594,331

		16,740,179

FLOATING-RATE 2.9%
Commercial Mtge. Pass-Through Cert., Ser. 2002-FL7, Class G, 7.18%, 11/15/2014 144A µ	12,500,000	12,510,634
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%, 02/25/2033	3,140,905	3,132,330
Pure Mtge. plc, Ser. 2004-LKD, Class C, 6.00%, 02/28/2034 144A	3,000,000	3,024,030

		18,666,994

Total Commercial Mortgage-Backed Securities (cost $35,750,659)		35,407,173

CORPORATE BONDS 2.3%
FINANCIALS 2.3%
Diversified Financial Services 1.5%
Emigrant Capital Trust I, FRN, 7.40%, 12/10/2033 144A	5,000,000	5,070,500
Regional Diversified Funding, FRN, 6.81%, 01/25/2036 144A	5,000,000	5,046,700

		10,117,200

Thrifts & Mortgage Finance 0.8%
Fredmont General Corp., 6.19%, 09/30/2036	4,936,000	4,982,275

Total Corporate Bonds (cost $15,006,363)		15,099,475

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.7%
FINANCIALS 0.2%
Commercial Banks 0.2%
Rabobank Nederland, 6.25%, 12/28/2006 NZD	1,613,000	1,051,099

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.5%
Floating-Rate 1.5%
Crusade Global Trust, Ser. 2006-2, Class A3, 6.32%, 11/15/2037 AUD	13,000,000	$9,701,246
Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $10,881,487)		10,752,345

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 2.6%
Kommunalbanken AS, 6.00%, 12/12/2006 NZD	1,302,000	848,268
Mexico, 8.00%, 12/28/2006 MXN	72,500,000	6,612,979
New Zealand, 8.00%, 11/15/2006 NZD	14,200,000	9,292,500

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $17,506,090)		16,753,747

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 3.8%
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.91%, 05/25/2046 144A	$12,500,000	12,510,125
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%,
10/25/2034 144A	3,248,109	3,358,188
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 5.74%, 01/25/2034 144A	8,469,643	8,749,395

Total Reperforming Mortgage-Backed Pass Through Securities (cost $24,577,955)		24,617,708

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 10.6%
FIXED-RATE 5.3%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	1,479,795	1,470,384
Citigroup Mtge. Loan Trust, Ser. 2006-AR6, Class 1A1, 6.10%, 08/25/2036	7,926,787	7,975,061
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	2,326,551	2,327,737
GSMPS Mtge. Loan Trust:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	3,931,820	4,095,542
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	3,730,164	3,884,929
GSR Mtge. Loan Trust, Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	834,854	814,659
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046 144A	3,993,422	3,997,495
Rali Net Interest Mtge. Corp.:
Ser. 2006-Q04, Class N1, 6.05%, 05/25/2046 144A	4,169,299	4,173,677
Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A	1,650,000	1,652,145
Structured Asset Securities Corp.:
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	368,813	372,984
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	10,457,607	2,309,406
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%, 02/25/2033	1,484,593	1,469,212

		34,543,231

FLOATING-RATE 5.3%
Adjustable Rate Mtge. Trust, Ser. 2006-3, Class 2A1, 5.97%, 08/25/2036	21,294,119	21,455,954
Countrywide Home Loans:
Ser. 2004-29, Class 3A1, 5.73%, 02/25/2035	1,101,559	1,110,305
Ser. 2004-HYB8, Class 1-M1, 6.90%, 01/20/2035	5,999,876	6,122,574
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 3.22%, 02/25/2035	1,862,157	1,731,787
IndyMac INDX Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.94%, 01/25/2035	92,990,809	3,530,745
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 5.73%, 09/25/2017	288,651	288,126

		34,239,491

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $71,218,978)		68,782,722

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 12.6%
FIXED-RATE 0.9%
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	23,910	24,325
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.19%, 09/25/2036	4,936,000	4,981,697
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A	1,205,968	1,171,127

		6,177,149

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 11.7%
Bear Stearns Alternative Loan Trust, Ser. 2003-6, Class 4A, 5.625%, 01/25/2034	$2,461,235	$2,449,618
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 7.48%, 11/25/2034	8,673,743	8,909,235
Ser. 2004-HYB8, Class 5A1, 6.15%, 01/20/2035	5,544,612	5,701,690
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 5.72%, 12/19/2039	132,233	132,175
Ser. 2002-AR33, Class 4A1, 5.28%, 12/25/2032	6,559	6,528
Ser. 2003-AR20, Class A4, 4.63%, 08/25/2033	3,281,255	3,245,850
Ser. 2004-FL1, Class E, 7.58%, 05/15/2014 144A	2,000,000	2,001,624
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 1.07%, 03/19/2045	74,182,198	3,512,063
Ser. 2005-AR2, Class X2, IO, 1.05%, 03/19/2045	160,535,128	7,625,419
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A	1,305,354	1,307,978
Guardian Savings & Loan Assn., Ser. 1990-4W, Class A, 6.64%, 05/25/2020	101,316	101,473
Housing Securities, Inc., Ser. 92-Sl, Class A2, 7.32%, 05/25/2016	196,046	196,907
IndyMac Index Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.51%, 04/25/2035	1,998,486	1,988,893
Ser. 2005-AR8, Class AX2, IO, 1.07%, 04/25/2035	124,064,215	4,536,098
Ser. 2006-AR4, Class M6, 7.08%, 05/25/2046	4,000,000	4,045,920
MASTR Adjustable Rate Mtge. Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	225,105	222,292
Ser. 2004-1, Class 4A1, 6.19%, 01/25/2034	2,919,769	2,954,982
Ser. 2004-8, Class 7A1, 5.42%, 09/25/2034	5,053,921	5,020,717
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,579,551	4,560,088
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.98%, 03/25/2035	60,005,713	871,958
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.45%, 04/25/2033	10,858,903	10,804,391
Ser. 2003-37A, Class 7A, 5.15%, 12/25/2033	131,679	131,366
Ser. 2003-40A, Class 5A, 5.58%, 01/25/2034	5,287,111	5,288,010

		75,615,275

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $88,611,395)		81,792,424

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 34.9%
FIXED-RATE 11.4%
Altius Funding, Ltd., Ser. 2006-3A, Class C, 6.52%, 12/02/2041 144A	4,000,000	4,006,000
Countrywide Alternative Loan Trust:
Ser. 2002-7, Class M, 7.00%, 08/25/2032	8,106,522	8,214,582
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,546,478	2,571,459
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,586,270	4,620,392
Ser. 2002-28, Class M, 6.50%, 10/25/2032	3,100,231	3,174,854
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,837,457	2,856,326
First Franklin Mtge. Loan Net Interest Mtge.:
Ser. 2004-FFH1, Class N3, 10.00%, 04/25/2034 144A	1,296,200	1,303,510
Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 144A	3,184,564	3,187,972
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 144A	4,943,003	4,834,306
Ser. 2004-2, 5.25%, 03/25/2034 144A	10,492,524	10,226,539
Ser. 2004-3, 5.00%, 03/25/2034 144A	6,745,122	6,488,673
Ser. 2005-2, 4.75%, 03/28/2034 µ 144A	7,045,905	6,846,224
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class B3, 4.80%, 07/25/2034	8,853,520	8,547,100
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.09%, 09/25/2032	1,635,144	1,662,353
Ser. 2002-17, Class B2, 6.09%, 09/25/2032	3,346,963	3,392,582
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,810,705	1,846,087

		73,778,959

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 23.5%
Banc of America Funding Corp., Ser. 2005-E:
Class DB1, 7.05%, 06/20/2035	$12,093,259	$12,495,118
Class DB2, 7.05%, 06/20/2035	3,998,102	4,117,005
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 6.80%, 07/20/2032	746,739	761,009
Ser. 2002-K, Class B4, 6.23%, 10/20/2032 144A	434,315	436,004
Ser. 2004-G, Class B3, 4.56%, 08/25/2034	4,489,173	4,337,663
Ser. 2004-H:
Class B2, 4.45%, 09/25/2034	3,844,990	3,738,022
Class B3, 4.45%, 09/25/2035	2,069,848	1,999,329
Ser. 2004-I, Class B3, 4.53%, 10/25/2035	1,924,379	1,857,603
Countrywide Home Loans, Inc., Ser. 2004-HYB8:
Class 1B1, 6.90%, 01/20/2035	4,080,381	4,126,163
Class 1B2, 6.90%, 01/20/2035	3,120,634	3,083,716
Class 1M2, 6.90%, 01/20/2035	2,372,224	2,413,454
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR5:
Class 1A2, 6.95%, 01/25/2033	52,576	52,933
Class 2A3, 5.17%, 01/25/2033	331,793	330,522
Ser. 2003-AR9, Class 1A3, 7.37%, 03/25/2033	57,067	57,575
Ser. 2003-AR15, Class 2A2, 4.78%, 06/25/2033	1,128,957	1,122,860
Ser. 2003-AR18, Class 2A4, 4.75%, 07/25/2033	530,773	524,919
Ser. 2003-AR24, Class 2A4, 6.33%, 09/25/2033	4,660,800	4,751,779
Ser. 2003-AR26, Class 9M1, 6.18%, 10/25/2033	4,648,500	4,758,623
Ser. 2003-AR28, Class 6M1, 6.18%, 12/25/2033	8,281,000	8,479,827
Harborview Mtge. Loan Trust:
Ser. 2004-7:
Class B2, 5.34%, 11/19/2034	2,070,518	2,104,101
Class B3, 5.34%, 11/19/2034	5,351,605	5,352,408
Ser. 2005-8:
Class 2B3, 6.913%, 02/19/2035	6,986,942	7,005,247
Class 2B4, 6.913%, 02/19/2035	5,779,199	5,667,314
Lehman Structured Securities Corp., Ser. 2004-2:
Class M-2, 6.21%, 02/28/2033 144A	4,969,484	4,936,411
Class M-3, 6.21%, 02/28/2033 144A	6,229,113	6,149,767
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.72%, 02/25/2034	3,119,901	3,123,190
Ser. 2004-15, Class B3, 5.27%, 12/25/2034	4,223,848	4,105,961
MortgageIT Trust:
Ser. 2005-4, Class B1, 6.43%, 10/25/2035	845,984	858,860
Ser. 2005-4, Class B2, 7.08%, 10/25/2035	845,984	855,789
Ser. 2005-4, Class M3, 5.90%, 10/25/2035	2,537,952	2,578,356
Ser. 2005-4, Class M4, 5.98%, 10/25/2035	1,358,650	1,380,701
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.87%, 10/25/2034	6,330,968	6,144,585
Ser. 2004-16, Class B6, 5.26%, 11/25/2034	7,493,486	7,313,268
Ser. 2005-12:
Class B4, 5.55%, 06/25/2035	2,726,750	2,696,974
Class B6, 5.55%, 06/25/2035	2,859,494	2,793,354
Ser. 2006-7, Class 1A2, 5.81%, 08/25/2036	6,155,319	6,170,646
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 6.33%, 12/19/2033	2,077,471	2,091,596
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1, 7.62%, 05/25/2032	3,351,967	3,414,583
Ser. 2003-08, Class 1B1, 5.00%, 04/25/2018	495,264	476,677

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Washington Mutual, Inc.:
Ser. 2004-AR2:
Class B1, 6.06%, 04/25/2044	$7,038,774	$7,122,324
Class B2, 6.06%, 04/25/2044	6,099,456	6,155,388
Ser. 2004-ARG, Class B2, 6.48%, 05/25/2044	3,753,319	3,789,614
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.15%, 02/25/2033	620,200	617,781

		152,349,019

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $225,540,566)		226,127,978

YANKEE OBLIGATIONS-CORPORATE 8.0%
FINANCIALS 8.0%
Diversified Financial Services 8.0%
Preferred Term Securities, Ltd., FRN:
6.96%, 03/24/2034 144A	1,000,000	1,019,530
6.96%, 06/24/2034 144A	16,000,000	16,341,760
6.99%, 12/22/2036 144A	9,000,000	9,000,000
7.01%, 12/24/2033 144A	15,400,000	15,689,212
7.36%, 01/03/2033 144A	10,000,000	10,181,600

Total Yankee Obligations-Corporate (cost $51,849,028)		52,232,102

	Shares	Value

PREFERRED STOCKS 1.5%
FINANCIALS 1.5%
Thrifts & Mortgage Finance 1.5%
Fannie Mae, Ser. O (cost $10,106,500)	180,000	9,573,750

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø ## (cost $705,713)	705,713	705,713

Total Investments (cost $720,133,269) 109.5%		710,403,264
Other Assets and Liabilities (9.5%)		(61,799,281)

Net Assets 100.0%		$648,603,983

#	When-issued or delayed delivery security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NZD	New Zealand Dollar
TBA	To Be Announced

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

At September 30, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at September 30, 2006	Unrealized Gain

December 2006	580 90-Day Euro Futures	$137,151,150	$137,264,250	$113,100

At September 30, 2006, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$27,941,732	Bear Stearns	5.50%	10/02/2006
$19,035,856	Bear Stearns	5.55%	10/02/2006

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $720,133,269. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,637,683 and $13,367,688, respectively, with a net unrealized depreciation of $9,730,005.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: November 28, 2006